CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENT.
Schedule of cash and cash equivalents

Description	12.31.2017	12.31.2016
	ThCh$	ThCh$
By item
Cash	139,835	361,797
Bank balances	29,234,531	27,536,924
Time deposits	10,616,688	1,879
Mutual funds	96,251,062	113,363,280

Total cash and cash equivalents	136,242,116	141,263,880

	ThCh$	ThCh$
By currency
Dollar	6,973,298	53,073,628
Euro	17,245	4,926
Argentine Peso	19,681,449	5,105,633
Chilean Peso	80,985,719	48,891,546
Paraguayan Guaraní	6,804,997	8,115,946
Brazilian Real	21,779,408	26,072,201

Total cash and cash equivalents	136,242,116	141,263,880

Schedule of time deposits

Placement	Institution	Currency	Principal	Annual rate	12.31.2017
			ThCh$	%	ThCh$
12/29/2017	Banco Santander	Chilean pesos	7,500,000	2.52%	7,516,275
12/29/2017	Banco Santander	Chilean pesos	2,700,000	2.40%	2,700,360
12/29/2017	Banco Santander	Chilean pesos	400,000	2.40%	400,053

Total					10,616,688

Placement	Institution	Currency	Principal	Annual rate	12.31.2016
			ThCh$	%	ThCh$
12/7/2016	Banco Galicia	Argentinean pesos	1,853	17.00%	1,879

Total					1,879

Schedule of money market mutual funds

Institution	12.31.2017	12.31.2016
	ThCh$	ThCh$
Mutual fund Itaú - Chile	—	1,500,306
Mutual fund Banco Estado - Chile	9,002,000	14,375,037
Fima fund Saving Plus C - Argentina	8,275,073	—
Mutual fund Itaú - Brazil	4,922,923	9,097,387
Mutual fund Santander - Brazil	4,748,368	6,287,332
Mutual fund Bradesco - Brazil	5,046,882	6,299,734
Mutual fund Corporativo Banchile - Chile	17,645,940	6,305,390
Mutual fund Banco Security - Chile	14,242,343	5,214,179
Mutual fund Banco Bice - Chile	—	4,616,379
Fima fund Saving Pesos C - Argentina	8,308,664	—
Mutual fund Banco Santander - Chile	—	8,242,619
Wester Asset Institutional Cash Reserves - USA	3,740,526	46,207,447
Mutual fund Larrain Vial - Chile	6,349,486	—
Mutual fund BTG - Chile	5,823,608
Fima fund Primium B - Argentina	1,495,556	3,717,158
Mutual fund Scotiabank - Chile	5,878,523	1,500,312
Citi Institutional Liquid Reserves Limited. (C.GAM)	771,170	—

Total mutual funds	96,251,062	113,363,280